SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, at cost		$ 243,469	$ 235,768
Less: accumulated depreciation		(226,951)	(203,099)
Property and equipment, net	$ 9,278	16,518	32,669
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost		142,343	135,360
Research And Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost		48,383	48,383
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost		$ 52,743	$ 52,025